Commissions and banking fees (Tables)	12 Months Ended
Dec. 31, 2024
Commissions And Banking Fees
Schedule of commissions and banking fees

	01/01 to 12/31/2024	01/01 to 12/31/2023	01/01 to 12/31/2022
Credit and debit cards	20,076	21,177	19,989
Current account services	6,379	6,877	7,528
Asset management	6,539	5,792	5,872
Funds	4,983	4,395	4,952
Consortia	1,556	1,397	920
Credit operations and financial guarantees provided	2,782	2,544	2,539
Credit operations	1,171	1,100	1,185
Financial guarantees provided	1,611	1,444	1,354
Collection services	2,126	2,031	1,971
Advisory services and brokerage	4,920	3,596	3,348
Custody services	641	602	617
Other	3,608	3,112	2,702
Total	47,071	45,731	44,566